Argent Small Cap Fund
Schedule of Investments
March 31, 2020 (Unaudited)

	Number of
COMMON STOCKS - 101.0%	Shares	Value

Consumer Discretionary - 10.7%
America's Car-Mart, Inc. (a)	6,075	342,326
Clarus Corp.	52,845	517,881
Helen of Troy Ltd. (a)(c)	2,135	307,504
Johnson Outdoors, Inc.	8,550	536,085
LCI Industries	6,400	427,712
Murphy USA, Inc. (a)	6,675	563,103
Skyline Champion Corp. (a)	16,900	264,992
		2,959,603
Consumer Staples - 1.1%
John B. Sanfilippo & Son, Inc. (a)	3,400	303,960

Energy - 1.6%
World Fuel Services	17,800	448,204
		448,204
Financials - 26.0%
B. Riley Financial, Inc.	32,403	596,863
CareTrust REIT, Inc.	25,317	374,438
Colliers International Group, Inc. (c)	9,550	458,496
Consolidated-Tomoka Land Co.	10,600	480,498
Cousins Properties, Inc.	17,281	505,815
First Service Corp. (c)	7,350	566,832
Houlihan Lokey, Inc. (a)	10,675	556,381
OneMain Holdings, Inc.	29,100	556,392
PRA Group, Inc. (a)	21,375	592,515
Pacific Premier Bancorp, Inc. (a)	14,200	267,528
RLI Corp.	5,950	523,183
Sterling Bancorp	24,875	259,944
Summit Financial Group, Inc.	19,148	406,129
Veritex Holdings, Inc.	15,325	214,090
Victory Capital Holdings, Inc.	17,577	287,560
Walker & Dunlop, Inc.	13,450	541,631
		7,188,295
Health Care - 12.7%
Addus Homecare Corp. (a)	6,275	424,190
BioTelementry, Inc. (a)	9,900	381,249
Change Healthcare, Inc. (a)	44,375	443,306
Globus Medical, Inc. (a)	10,300	438,059
Medpace Holdings, Inc. (a)	5,000	366,900
Omnicell, Inc. (a)	8,600	563,988
PetIQ, Inc. (a)	26,930	625,584
Select Medical Holdings Corp. (a)	16,950	254,250
		3,497,526

Information Technology - 22.2%
ACI Worldwide, Inc. (a)	20,900	504,735
Alarm.com Holdings, Inc. (a)	7,675	298,634
Diodes Incorporated (a)	14,040	570,515
ePlus, Inc. (a)	9,725	608,980
Envestnet, Inc. (a)	9,225	496,121
Fortinet, Inc. (a)	9,674	978,719
Lumentum Holdings Inc. (a)	12,025	886,243
Methode Electronics, Inc.	19,025	502,831
Qualys, Inc. (a)	6,625	576,309
Upland Software, Inc. (a)	25,775	691,285
		6,114,372
Materials - 9.1%
Comfort Systems USA, Inc.	6,450	235,748
Gibraltar Industries, Inc. (a)	16,550	710,326
UFP Technologies, Inc. (a)	23,072	878,812
Universal Forest Products, Inc.	18,325	681,507
		2,506,393
Producer Durables - 17.6%
ASGN, Inc. (a)	11,575	408,829
Allied Motion Technologies, Inc.	10,300	244,110
Applied Motion Technologies, Inc.	5,025	229,743
Atkore International Group, Inc. (a)	34,475	726,388
Colfax Corp. (a)	25,325	501,435
Exponent, Inc. (a)	3,950	284,045
John Bean Technologies Corp.	4,975	369,493
KBR, Inc.	24,300	502,524
Marten Transport, Ltd.	25,725	527,877
Simpson Manufacturing Co., Inc. (a)	5,256	325,767
Sterling Construction Company, Inc. - Class C (a)	29,670	281,865
Willdan Group, Inc. (a)	20,800	444,496
		4,846,572
TOTAL COMMON STOCKS		27,864,925
(Cost $30,218,544)

SHORT-TERM INVESTMENTS - 4.4%
Money Market Funds - 4.4%
First American Government Obligations Fund - Class X, 0.43% (b)	1,212,352	1,212,352
TOTAL SHORT-TERM INVESTMENTS
(Cost $1,212,352)		1,212,352
TOTAL INVESTMENTS
(Cost $31,430,896) - 105.4%		29,077,277
Liabilities in Excess of Other Assets - (5.4)%		(1,487,199)
TOTAL NET ASSETS - 100.0%		$27,590,078

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	The rate shown represents the fund's 7-day yield as of March 31, 2020.
(c)	U.S traded security of a foreign issuer or corporation.

Summary of Fair Value Measurements at March 31, 2020 (Unaudited)
    The Fund has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 -	Unadjusted, quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the date of measurement.
Level 2 -
Other significant observable inputs (including, but not limited to, quoted prices in active markets for similar instruments, quoted prices in markets that are not active for identical or similar instruments, and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets, such as interest rates, prepayment speeds, credit risk curves, default rates, and similar data).

Level 3 -
Significant unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

    The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the fair valuation hierarchy of the Fund's securities as of March 31, 2020:

	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$2,959,603	$-	$-	$2,959,603
Consumer Staples	303,960			303,960
Energy	448,204	-	-	448,204
Financials	7,188,295	-	-	7,188,295
Health Care	3,497,526	-	-	3,497,526
Information Technology	6,114,372	-	-	6,114,372
Materials	2,506,393	-	-	2,506,393
Producer Durables	4,846,572	-	-	4,846,572
Total Common Stocks	27,864,925	-	-	27,864,925
Short-Term Investments	1,212,352	-	-	1,212,352
Total Investments in Securities	$29,077,277	$-	$-	$29,077,277